Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenue by major merchandise categories
	For the years ended December 31,
	2020	2019	2018
Cosmetic products (a)	$18,700,973	$18,470,489	$11,695,598
Health and Nutritional supplements (b)	52,372,561	22,672,288	5,435,578
Household products (c)	25,732,975	20,633,126	7,055,786
Others	72,664	-	634
Total	$96,879,173	$61,775,903	$24,187,596
(a)	Cosmetic products mainly include products of lotion, oral care, shampoo, soap and fragrance.
(b)	Health and Nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
(c)	Household products are consumer products, which mainly include functional shoes, smartphones, cooking pot, water purifier and magnetic tampons.